Minimum cash and minimum capital - minimum cash (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum Cash [Line Items]
BCRA – current account - not restricted	$ 358,900,596	$ 502,282,567
BCRA – special guarantee accounts – restricted	96,926,260	43,180,603
SUBTOTAL	455,826,856	545,463,170
Others	791,192	57,721,176
Liquidity Bills – BCRA	60,435,133	1,505,491,903
SUBTOTAL	838,835,635	1,701,873,043
TOTAL	1,294,662,491	2,247,336,213
Bonds in pesos, 0.7% Baldar Private rate. Maturity 11-23-2027 [member]
Minimum Cash [Line Items]
Argentine Treasury Bonds in pesos	14,771,877	37,662,724
Bonds in pesos. Maturity 05-23-2027 [member]
Minimum Cash [Line Items]
Argentine Treasury Bonds in pesos	32,406,871	100,997,240
Bond in dual currency. Maturity 06-30-2024 [member]
Minimum Cash [Line Items]
Argentine Treasury Bonds In Pesos Based On Adjusted Interest Rate	216,222,852	0
Bonds in pesos. Maturity 08-23-2025 [member]
Minimum Cash [Line Items]
Argentine Treasury Bonds In Pesos Based On Adjusted Interest Rate	49,502,692	0
Bonds adjusted by 4.25% CER in pesos. Maturity 12-13-2024 [member]
Minimum Cash [Line Items]
Argentine Treasury Bonds In Pesos Based On Adjusted Interest Rate	218,925,057	0
Bonds adjusted by 4% CER in pesos Maturity 10-14-2024 [member]
Minimum Cash [Line Items]
Argentine Treasury Bonds In Pesos Based On Adjusted Interest Rate	189,705,541	0
Bonds adjusted by 4,25% CER in pesos Maturity 02-14-2025 [member]
Minimum Cash [Line Items]
Argentine Treasury Bonds In Pesos Based On Adjusted Interest Rate	$ 56,074,420	$ 0